Employee Related Obligations (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Employee-related Liabilities [Abstract]
Pension benefits	$ 4,547	$ 2,950
Postretirement benefits	3,161	2,655
Postemployment benefits	2,062	1,872
Deferred compensation	599	693
Total employee obligations	10,369	8,170
Less current benefits payable	397	386
Employee related obligations — non-current	$ 9,972	$ 7,784